Capital Stock	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Capital stock

9 – Capital stock

A. Authorized capital stock

The authorized capital stock of the Company is as follows:

  Unlimited number of Common Shares, without par value

  Unlimited number of Class A Preferred Shares, without par value, issuable in series

  Unlimited number of Class B Preferred Shares, without par value, issuable in series

B. Issued and outstanding common shares

The following table provides the activity of the issued and outstanding common shares of the Company for the years ended December 31, 2012, 2011 and 2010:

In millions	Year ended December 31,	2012	2011	2010
Issued and outstanding common shares at beginning of year		442.1	459.4	471.0
Number of shares repurchased through buyback programs		(16.9)	(19.9)	(15.0)
Stock options exercised		3.2	2.6	3.4
Issued and outstanding common shares at end of year		428.4	442.1	459.4

Share repurchase programs

On October 24, 2011, the Board of Directors of the Company approved a share repurchase program which allowed for the repurchase of up to 17.0 million common shares between October 28, 2011 and October 27, 2012 pursuant to a normal course issuer bid at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange. The Company repurchased a total of 16.7 million common shares under this share repurchase program.

       On October 22, 2012, the Board of Directors of the Company approved a new share repurchase program which allows for the repurchase of up to $1.4 billion in common shares, not to exceed 18.0 million common shares, between October 29, 2012 and October 28, 2013 pursuant to a normal course issuer bid at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange.

       The following table provides the activities under such share repurchase programs, as well as the share repurchase programs of the prior years:

In millions, except per share data	Year ended December 31,	2012	2011	2010
Number of common shares (1)		16.9	19.9	15.0
Weighted-average price per share (2)		$82.73	$71.33	$60.86
Amount of repurchase		$1,400	$1,420	$913
(1)	Includes common shares purchased in the first and fourth quarters of 2012 and 2011 and in the second and third quarters of 2010 pursuant to private agreements between the Company and arm’s-length third-party sellers.
(2) Includes brokerage fees.